Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 277,949	₱ 246,392
Cash flows	(49,897)	(4,668)
Foreign exchange movement	3,778	2,440
Others	65,024	33,785
Ending balance	296,854	277,949
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	252,557	222,765
Cash flows	(7,405)	28,538
Foreign exchange movement	3,778	2,440
Others	650	(1,186)
Ending balance	249,580	252,557
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	21,686	20,025
Cash flows	(8,331)	(6,547)
Others	29,080	8,208
Ending balance	42,435	21,686
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	215	536
Cash flows	87	(25)
Others	848	(296)
Ending balance	1,150	215
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,783	1,872
Cash flows	(9,013)	(8,922)
Others	9,098	8,833
Ending balance	1,868	1,783
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,708	1,194
Cash flows	(25,235)	(17,712)
Others	25,348	18,226
Ending balance	₱ 1,821	₱ 1,708